                                                             November 16, 1995



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

Re:  Rule 24f-2 Notice for MFS Series Trust V
     (File Nos.: 811-2031, 2-38613)

Ladies and Gentlemen:

     Enclosed on behalf of the Trust for filing pursuant to Rule 24f-2(b)(1) under the Investment Company Act of 1940 are the following:

          1. One copy of the Trust's Rule 24f-2 Notice with respect to its fiscal year ended September 30, 1995.

          2.  One copy of an opinion of counsel as required by Rule 24f-2(b)(1).

          3. In accordance with subsection (c) of Rule 24f-2, the registration fee of $67,681.04 has been remitted by wire transfer to the U.S. Treasury designated lockbox depository at the Mellon Bank in Pittsburgh, Pennsylvania (wire reference # 951116000333. Please note that pursuant to Section 6(b) of the Securities Act of 1933, the fee is based on the rate of one fiftieth of one percent, as currently in effect.

     Please contact me collect at 617-954-5827 should you have any questions concerning this Notice.

                                            Very truly yours,

                                            /S/ MARK D. KAPLAN
                                            --------------------------
                                            Mark D. Kaplan
                                            Regulatory Affairs Manager

Enclosures:

                RULE 24F-2 NOTICE FOR MFS SERIES TRUST V
                        (FILE NOS. 811-2031, 2-38613)

     The following information is filed pursuant to Rule 24f-2(b)(1) under the Investment Company Act of 1940:

          (i) The fiscal year for which this Notice is filed -- September 30, 1995;

          (ii) The number or amount of securities of the same class or series, if any, which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2, but which remained unsold at the beginning of such fiscal year -0-;

          (iii) The number or amount of securities, if any, registered during such fiscal year, other than pursuant to Rule 24f-2 -0-;

          (iv) The number or amount of securities sold during such fiscal year -- 72,798,499; and

          (v) The number or amount of securities sold during such fiscal year in reliance upon the Declaration of the registration of an indefinite amount of securities under Rule 24f-2 -- 72,798,499.

     IN WITNESS WHEREOF, I have hereunto signed my name this 16th day of November, 1995.


                                          MFS SERIES TRUST V


                                          By: /s/  JAMES R. BORDEWICK, JR.
                                              James R. Bordewick, Jr.
                                              Assistant Secretary

November 16, 1995
Page 2

     *The basis for the calculation of the fee specified in Rule 24f-2(c) is as follows:

The actual aggregate sale price for Shares sold pursuant to Rule
  24f-2 during the Trust's fiscal year ended September 30, 1995                    $ 974,454,568
Less:  The difference between the actual aggregate redemption
  price for Shares redeemed during such fiscal year, and          $636,049,390
The actual aggregate redemption price for Shares previously
  applied by the Trust pursuant to Rule 24e-2(a)                             0
                                                                  ------------
                                                                                   $(636,049,390)
                                                                                   -------------
                                                                                   $ 338,405,178

cc:  Msses:  O'Brien
             Wallace

MFS Series Trust V                                            November 16, 1995
500 Boylston Street
Boston, MA 02116

Re:  Rule 24f-2 Opinion

Gentlemen:

     I am Vice President and Associate General Counsel of Massachusetts Financial Services Company, which serves as investment adviser to MFS Series Trust V (the "Trust"), and the Assistant Secretary of the Trust. I am admitted to practice law in The Commonwealth of Massachusetts. The Trust was created under a written Declaration of Trust dated November 7, 1984, and executed and delivered in Boston, Massachusetts, as amended and restated December 21, 1994 (the "Declaration of Trust"). The beneficial interest thereunder is represented by transferable shares without par value. The Trustees have the powers set forth in the Declaration of Trust, subject to the terms, provisions and conditions therein provided.

     I am of the opinion that the legal requirements have been complied with in the creation of the Trust, and that said Declaration of Trust is legal and valid.

     Under Article III, Section 3.4 and Article VI, Section 6.4 of the Declaration of Trust, the Trustees are empowered, in their discretion, from time to time to issue shares of the Trust for such amount and type of consideration, at such time or times and on such terms as the Trustees may deem best. Under
Article VI, Section 6.1, it is provided that the number of shares of beneficial interest authorized to be issued under the Declaration of Trust is unlimited.

     By vote adopted on January 18, 1995, the Trustees of the Trust determined to sell to the public the authorized but unissued shares of beneficial interest of the Trust for cash at a price which will net the Trust (before taxes) not less than the net asset value thereof, as defined in the Trust's By-Laws, determined next after the sale is made or at some later time after such sale.

     Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Trust has registered an indefinite number of shares of beneficial interest under the Securities Act of 1933.

     The Trust is about to file a notice pursuant to Rule 24f-2 making definite the registration of 72,798,499 shares of beneficial interest of the Trust (the "Shares") sold in reliance upon said Rule 24f-2 during the fiscal year ending September 30, 1995.

     I have examined a certificate of the Treasurer of the Trust to the effect that the Trust received the cash consideration for each of the Shares in accordance with the terms of the January 18, 1995 vote of the Trustees described above.

     I am of the opinion that all necessary Trust action precedent to the issue of all the authorized but unissued shares of beneficial interest of the Trust, including the Shares, has been duly taken, and that all the Shares were legally and validly issued, and are fully paid and non-assessable, except as described below. I express no opinion as to compliance with the Securities Act of 1933, the Investment Company Act of 1940, or applicable state "Blue Sky" or securities laws in connection with the sale of the Shares.

     The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of the Trust property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

     I consent to your filing this opinion with the Securities and Exchange Commission together with the Rule 24f-2 Notice referred to above.

                                            Very truly yours,

                                            /s/ JAMES R. BORDEWICK, JR.
                                            James R. Bordewick, Jr.